Vanguard Total International Bond II Index Fund Expense Example - Investor Prospectus [Member] - Vanguard Total International Bond II Index Fund - Investor Shares	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 11
Expense Example, with Redemption, 3 Years	35
Expense Example, with Redemption, 5 Years	62
Expense Example, with Redemption, 10 Years	$ 141